Commitment	12 Months Ended
Dec. 31, 2021
Disclosures Of Commitments [Abstract]
Commitment
40	Commitment

(a)	Financing guarantee commitments
The Group provides financing guarantees to individuals and small and micro-business owners who successfully obtain loans through the Group’s platform. The following table sets forth the balance of such commitment under the financing guarantee contracts for which the Group does not consolidate the underlying loans.

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Financing guarantee commitments	20,969,026	64,731,369